Consolidated Statements of Loss - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating expense
Project evaluation and corporate development	$ (200,104)	$ (460,901)
Depreciation	(213,291)	(213,531)
Filing and listing	(304,582)	(306,514)
Investor relations	(324,474)	(576,065)
Professional fees	(331,307)	(387,420)
Salaries and benefits	(2,036,651)	(1,684,063)
Office and administration	(1,276,009)	(1,465,132)
Share-based compensation	(2,255,847)	(3,162,449)
Total operating expense	(6,942,265)	(8,256,075)
Other income (loss)
Income from investments	1,061,095	178,046
Gain on disposal of property, plant and equipment	51,418
Provision for credit loss	(274,865)
Foreign exchange gain (loss)	77,339	(22,103)
Total other income (expense)	914,987	155,943
Net loss	(6,027,278)	(8,100,132)
Attributable to:
Equity holders of the Company	(6,021,706)	(8,095,449)
Non-controlling interests	(5,572)	(4,683)
Net loss	$ (6,027,278)	$ (8,100,132)
Loss per share attributable to the equity holders of the Company
Loss per share - basic (in Dollars per share)	$ (0.04)	$ (0.05)
Weighted average number of common shares - basic (in Shares)	167,765,072	156,991,661